Bank borrowings	12 Months Ended
Dec. 31, 2024
ZHEJIANG TIANLAN
Bank borrowings
12.	Bank borrowings

	December 31,
	2024	2023
	RMB’000	RMB’000

Bank loans borrowed by the Company (note i)	1,001	1,502
Bank loans borrowed by subsidiaries of the Company (note ii)	5,005	5,007

	6,006	6,509

(i)

The bank loans are denominated in Renminbi and are repayable within 1 year. The bank loans borrowed by the Company as of December 31, 2024 bears interest at fixed rates of 3.85% (2023: 3.85%) per annum. Interest paid during the year ended December 31, 2024 was approximately RMB54,000 (2023: RMB32,000 and 2022: RMB408,000).

(ii)

The bank loans are denominated in Renminbi and are repayable within 1 year. The bank loans borrowed by subsidiaries of the Company as of December 31, 2024, bears interest at a fixed rate of 4.85% (2023: a fixed rate of 4.85%) per annum and are secured by the subsidiary’s office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2024 was approximately RMB184,000 (2023: RMB221,000 and 2022: RMB218,000).